FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	£ 1,822	£ 2,094
Not later than one year [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	152	546
Later than one year and not later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	679	887
Later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	£ 991	£ 661